UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2004
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA November 12, 2004

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total:   $113,922


List of Other Included Managers:

 No.  13F File Number     Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1829    84777 SH       SOLE                    30000             54777
APPLIED MATLS INC COM          COM              038222105      261    15825 SH       SOLE                                      15825
BEST BUY INC COM               COM              086516101     4593    84675 SH       SOLE                    15000             69675
CAESARS ENTMT INC COM          COM              127687101    11190   670089 SH       SOLE                    48000            622089
CENDANT CORP COM               COM              151313103    12813   593197 SH       SOLE                    45000            548197
CHARTER COMMUNCTNS DEL CL A    COM              16117M107       27    10000 SH       SOLE                                      10000
CITIGROUP INC COM              COM              172967101     6441   145985 SH       SOLE                    18389            127596
CONTINUCARE CORP COM           COM              212172100       68    40000 SH       SOLE                                      40000
COUNTRYWIDE FINANCIAL COM      COM              222372104     5429   137821 SH       SOLE                                     137821
CP POKPHAND LTD SPONSORED ADR  COM              125918102       24    51893 SH       SOLE                                      51893
ERICSSON L M TEL CO ADR REG    COM              294821608     2656    85020 SH       SOLE                                      85020
FORD MTR CO DEL COM            COM              345370860     2983   212323 SH       SOLE                                     212323
GENERAL ELEC CO COM            COM              369604103      635    18895 SH       SOLE                    10000              8895
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        6    35000 SH       SOLE                                      35000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     3937    90018 SH       SOLE                                      90018
HALLWOOD GROUP INC COM NEW     COM              406364406     1932    23000 SH       SOLE                                      23000
INTERNATIONAL BUS MACH COM     COM              459200101      234     2727 SH       SOLE                                       2727
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     4175   182254 SH       SOLE                                     182254
LSI LOGIC CORP COM             COM              502161102     2089   484654 SH       SOLE                    43327            441327
MERCK & CO INC COM             COM              589331107      261     7921 SH       SOLE                                       7921
MERRILL LYNCH & CO INC COM     COM              590188108     5374   108085 SH       SOLE                    10000             98085
MICROSOFT CORP COM             COM              594918104      711    25708 SH       SOLE                    20000              5708
MORGAN J P & CO INC COM        COM              46625H100     6548   164801 SH       SOLE                    20000            144801
MOTOROLA INC COM               COM              620076109     6139   340298 SH       SOLE                    40000            300298
NORTEL NETWORKS CORP COM       COM              656568102     1057   310830 SH       SOLE                    50000            260830
NOVARTIS A G SPONSORED ADR     COM              66987v109     5081   108863 SH       SOLE                                     108863
QWEST COMMUNICATIONS           COM              749121109     3203   961739 SH       SOLE                   175000            786739
REGIONS FINANCIAL CORP COM     COM              7591EP100      258     7800 SH       SOLE                                       7800
RF MICRODEVICES INC COM        COM              749941100      190    30000 SH       SOLE                    30000
RITE AID CORP COM              COM              767754104       63    17845 SH       SOLE                                      17845
SCIENTIFIC ATLANTA INC COM     COM              808655104     5255   202722 SH       SOLE                    15000            187722
SUN MICROSYSTEMS INC COM       COM              866810104       42    10450 SH       SOLE                                      10450
TEXAS INSTRS INC COM           COM              882508104     3867   181733 SH       SOLE                    30000            151733
TIME WARNER INC COM            COM              887317105     4756   294677 SH       SOLE                    60000            234677
TRANSMETA CORP DEL COM         COM              89376R109       39    31000 SH       SOLE                                      31000
VIACOM INC CL B                COM              925524308     4938   147130 SH       SOLE                    20000            127130
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W100     4568   189483 SH       SOLE                    20000            169483
SCHWAB CHARLES FAMILY VALUE AD                  808515605       93 93115.340SH       SOLE                                  93115.340
HILTON HOTELS CORP             CORP             432848AR0       39    35000 PRN      SOLE                                      35000
MERCK & CO INC                 CORP             589331AG2       41    40000 PRN      SOLE                                      40000
PARK PL ENTMT CORP             CORP             700690AB6       47    45000 PRN      SOLE                                      45000
USX MARATHON GROUP             CORP             902905AS7       31    30000 PRN      SOLE                                      30000